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FORM 13FHR/A

13FHR/A COVER PAGE

Report for the Calendar Year or QUarter Ended MARCH 31 2008

CHECK HERE IF AMENDMENT:         [ X ] AMENDMENT NUMBER:__2____
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing



Christopher Harrison
London
6th MAY 2008

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS [0]
FORM 13F INFORMATION TABLE ENTRY TOTAL [5]
FORM 13F INFORMATION TABLE TOTAL: USD 204,359 thousands




				13FHR/A INFORMATION TABLE


COLUMN 1                        COLUMN 2 COLUMN 3  COLUMN 4  COLUMN 5        COLUMN 6  COLUMN 7 COLUMN

                                Title              Value    SHR OR   SH/PUT  Investmen Other    Voting Auth
Name of Issuer                  of Class ID_CUSIP  (x$1000) PRN AMT  PRN CAL Discretio Managers Sole    SHR None
IPATH DOW JONES-AIG COMMDTY     Com      06738C778 18,435   300,000          Sole      None     300,000
JOHNSON & JOHNSON               Com      478160104 32,435   500,000          Sole      None     500,000
REINSURANCE GROUP OF AMERICA    Com      759351109 11,030   201,900          Sole      None     201,900
STREETTRACKS GOLD TRUST         Com      863307104 120,272  1,330,000        Sole      None     1,330,000
TORCHMARK CORP                  Com      891027104 22,187   369,100          Sole      None     369,100




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